ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) $ / shares in Units, ¥ in Thousands, SGD in Thousands, $ in Thousands							1 Months Ended				12 Months Ended
		Sep. 09, 2015 USD ($) shares	Apr. 06, 2015 USD ($)	Apr. 06, 2015 SGD	Dec. 16, 2009 USD ($) $ / shares shares	Dec. 16, 2009 CNY (¥) shares	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)		Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Noncontrolling Interest [Line Items]
Percentage of equity interest sold											100.00%		100.00%
Total consideration of equity interest sold							$ 12,967	¥ 80,453	$ 51,167	¥ 317,470
Capital injected amount											$ 6,287		¥ 40,728
American Depositary Shares [Member]
Noncontrolling Interest [Line Items]
Initial public offering of ordinary shares, shares					12,000,000	12,000,000
Price per share | $ / shares					$ 11.0
Number of ordinary shares comprising each unit					3	3
Initial public offering of ordinary shares					$ 119,211	¥ 813,938
CHS [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired											100.00%		100.00%
Date of establishment/acquisition											Apr. 01, 2015		Apr. 01, 2015
Voting interest acquired			100.00%	100.00%
Total consideration			$ 39,800	SGD 55,000
CCM (HK) [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired	[1]										85.71%		85.71%
Date of establishment/acquisition	[1]										Jun. 03, 2013		Jun. 03, 2013
Capital injected amount | $		$ 40,728
CCM (HK) [Member] | Gopher [Member]
Noncontrolling Interest [Line Items]
Initial public offering of ordinary shares, shares		61,302,441
Initial public offering of ordinary shares | $		$ 7,859
Percentage of equity interests acquired		14.29%
CCM (HK) [Member] | Asendium [Member]
Noncontrolling Interest [Line Items]
Initial public offering of ordinary shares, shares		366,685,949
Initial public offering of ordinary shares | $		$ 47,011
Percentage of equity interests acquired		85.71%
SHC [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired		70.00%									90.00%	[1]	90.00%	[1]
Date of establishment/acquisition	[1]										Mar. 17, 2014		Mar. 17, 2014
SHC [Member] | Gopher [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired		10.00%

[1]	On September 9, 2015, CCM (HK) issued (i) 61,302,441 shares to Gopher CCM limited (“Gopher”), an entity controlled by a director of the Company, for a consideration of US$US$7,859 and (ii) 366,685,949 shares to Ascendium for a consideration of US$47,011, among which US$40,728 has been injected in 2015. As a result, Gopher holds 14.29% equity interest of CCM (HK) and through which, Gopher indirectly holds 10% of SHC, which is 70% owned by CCM (HK) and Ascendium holds 85.71% equity interest of CCM (HK).